Income Tax - Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Deferred tax assets
Allowance for doubtful accounts receivables and other receivables	$ 4,577,472	$ 1,559,483
Net operating loss carrying forwards	12,435,377	11,408,888
Share-based compensation	3,639,981	3,423,511
Unrealized profit	4,078,848	4,270,416
Others	51,774	21,075
Total deferred tax assets	24,783,452	20,683,373
Less: Valuation allowance	(17,462,079)	(17,604,415)	$ (10,497,506)	$ (8,430,810)
Total deferred tax assets, net	7,321,373	3,078,958
Deferred tax liabilities
Intangible assets recognized from acquisition	(494,725)	(593,055)
Total deferred tax liabilities, net	$ (494,725)	$ (593,055)